Lease Arrangements - Right-of-use Assets (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2023 TWD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2023 USD ($)
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	$ 40,424.7	$ 41,914.0		$ 1,320.2
Additions to right-of-use assets	2,145.4	12,610.7	$ 7,769.8
Depreciation of right-of-use assets	3,459.0	3,073.0	2,556.2
Land [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	37,437.1	38,525.8
Depreciation of right-of-use assets	2,459.1	2,119.8	1,825.7
Buildings [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	2,946.0	3,356.7
Depreciation of right-of-use assets	976.1	928.7	707.9
Machinery and equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	0.0	2.9
Depreciation of right-of-use assets	0.4	0.9	0.5
Office equipment [member]
Disclosure of quantitative information about right-of-use assets [line items]
Right-of-use assets	41.6	28.6
Depreciation of right-of-use assets	$ 23.4	$ 23.6	$ 22.1